Convertible Senior Notes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Convertible Senior Notes

1 4 .	CONVERTIBLE SENIOR NOTES
iQIYI 2023 Convertible
Senior
Notes
On December 4, 2018,
iQIYI
issued US$750
million convertible senior notes (“iQIYI 2023 Convertible Notes”). The iQIYI 2023 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019.
The iQIYI 2023 Convertible Notes will mature
on December 1, 2023 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2023

Convertible
Notes is 37.1830 of
iQIYI’s
ADS per US$1,000 principal amount of the
iQIYI 2023 Convertible
Notes (which is equivalent to an initial conversion price of approximately US$26.89 per ADS). Prior to June 1, 2023, the
iQIYI 2023 Convertible
Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98%
of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2023 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or portion of the iQIYI 2023 Convertible Notes for cash on
December 1, 2021
, or upon a fundamental change, at a repurchase price equal to
100
% of the principal amount, plus accrued and unpaid interest. In 2021, iQIYI redeemed US$
747
million (equivalent to RMB
4.8

b
illion) aggregate principal amount of the
iQIYI 2023 Convertible
 Notes as requested by the holders. Following settlement of the repurchase, the repurchase amount which was fully accreted was derecognized and
US$
3

million (equivalent to RMB
20
million) aggregate principal amount of the iQIYI 2023 Convertible Notes remained outstanding and was included in “Convertible senior notes” as of December 31, 2021 as it will mature on December 1, 2023.
In connection with the issuance of the
iQIYI 2023 Convertible
 Notes,
iQIYI
purchased capped call options (the “2023 Capped Call”) on
iQIYI’s
ADS with certain counterparties at a price of US$68 million. The counterparties agreed to sell to
iQIYI
up to approximately 28 million of
iQIYI’s
ADSs upon
iQIYI’s
exercise of the 2023 Capped Call. The exercise price is equal to the
iQIYI 2023 Convertible
Notes’ initial conversion price and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of
iQIYI
upon conversion of the
iQIYI 2023 Convertible
Notes and/or offset any potential cash payments that
iQIYI
is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.
iQIYI 2025 Convertible
Senior
Notes
On March 29, 2019,
iQIYI
issued US$1.2
billion convertible senior notes (“iQIYI 2025 Convertible Notes””). The iQIYI 2025 Convertible Notes are senior, unsecured obligations of
iQIYI
, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019. The
iQIYI 2025 Convertible
Notes will mature on April 1, 2025 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the
iQIYI 2025 Convertible
Notes is 33.0003 of
iQIYI’s
ADS per US$1,000 principal amount of the
iQIYI 2025 Convertible
Notes (which is equivalent to an initial conversion price of approximately US$30.30 per ADS). Prior to October 1, 2024, the

iQIYI 2025 Convertible
 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if
iQIYI
calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the
iQIYI 2025 Convertible
Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following
iQIYI’s
delivery of a notice of a tax redemption,
iQIYI
will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require
iQIYI
to repurchase all or a portion of the
iQIYI 2025 Convertible
Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
In connection with the issuance of the
iQIYI 2025 Convertible
Notes,
iQIYI
purchased capped call options (the “2025 Capped Call”) on
iQIYI’s
ADS with certain counterparties at a price of US$85 million. The counterparties agreed to sell to
iQIYI
up to approximately 40 million of
iQIYI’s
ADSs upon
iQIYI’s
exercise of the 2025 Capped Call. The exercise price is equal to the
iQIYI 2025 Convertible
Notes’ initial conversion price and the
cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of
iQIYI
upon conversion of the
iQIYI 2025 Convertible
Notes and/or offset any potential cash payments that
iQIYI
is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.
iQIYI 2026 Convertible
Senior
Notes
On December 21, 2020,
iQIYI
issued US$800 million convertible senior notes and offered an additional US$100 million principal amount simultaneously, pursuant to the underwriters’ option to purchase additional notes. On January 8, 2021, the additional US$100 million principal amount was issued pursuant to the underwriters’ exercise of their option. The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “
iQIYI 202
6
 Convertible
Notes”) are senior, unsecured obligations of
iQIYI
, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021. The
iQIYI 202
6
 Convertible
Notes will mature on December 15, 2026 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the

iQIYI 2026 Convertible
Notes is 44.8179 of
iQIYI’s
ADS per US$1,000 principal amount of the
iQIYI 2026 Convertible
Notes (which is equivalent to an initial conversion price of approximately US$22.31 per ADS). Prior to June 15, 2026, the
iQIYI 2026 Convertible
Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if
iQIYI
calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the
iQIYI 2026 Convertible
Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following
iQIYI’s
delivery of a notice of a tax redemption,
iQIYI
will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion,
iQIYI
will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require
iQIYI
to repurchase all or a portion of the
iQIYI 2026 Convertible
Notes for cash on August 1, 2024, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
Under the terms of the indentures governing the iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes and the iQIYI 2026 Convertible Notes, events of default include:

(i)	default in any payment of interest or additional amounts as defined under the respective indenture for a period of 30 days;

(ii)	default in the payment of principal of any Convertible Notes when due;

(iii)	failure by iQIYI to comply with its obligation to convert the Convertible N otes upon exercise of a holder’s conversion right for a period of five business days;
(iv)
failure by iQIYI to issue a Fundamental Change Company Notice or a Make-Whole Fundamental Change as defined under the respective indenture or a specified corporate event when due for a period of five business days;

(v)	failure by iQIYI to comply with its obligations relating to consolidation, merger, sale, conveyance and lease under article 11 of the respective indenture;

(vi)
failure by iQIYI for 60 days after written notice from the trustee or by the trustee at the request of the holders of at least 25% in aggregate principal amount of the respective
Convertible N
otes then outstanding has been received by iQIYI to comply with any of other agreements contained in the respective
Convertible N
otes or the indenture;

(vii)
default by iQIYI or its significant subsidiaries (defined in Article 1, Rule 1-02 of Regulation S-X), with respect to any mortgage, agreement or other instrument under which there may be outstanding, secured or evidenced any indebtedness in excess of US$60 million (or an equivalent amount in foreign currency), resulting in accelerated maturity or a failure to pay principal or interest when due, and such indebtedness is not discharged, or such acceleration is not otherwise cured or rescinded, within 30 days
;

(viii)	a delay in payment or discharge of a final judgment for the payment of US$60 million (or an equivalent amount in foreign currency) rendered against iQIYI or any of its significant subsidiaries;

(ix)	iQIYI or any of its significant subsidiaries shall commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief; and

(x)
an involuntary case or other proceeding shall be commenced against iQIYI or its significant subsidiaries seeking liquidation, reorganization or other relief, and such involuntary case or other proceeding shall remain undismissed and unstayed for a period of 30 consecutive days.

The indentures for these convertible notes define a “fundamental change” to include, among other things: (i) any person or group gaining control of iQIYI, (ii) any recapitalization, reclassification or change of iQIYI’s ordinary shares or ADSs as a result of which these securities would be converted into, or exchanged for, stock, other securities, other property or assets; (iii) the shareholders of iQIYI approving any plan or proposal for the liquidation or dissolution of iQIYI; (iv) iQIYI’s ADSs ceasing to be listed on Nasdaq Stock Market; or (v) any change in or amendment to the laws, regulations and rules of the PRC resulting in iQIYI being legally prohibited from operating substantially all of the business operations conducted by iQIYI being unable to continue to derive substantially all of the economic benefits from the business operations conducted by these entities.
Upon the occurrence of an event of default, the trustee may declare the whole principal of, and accrued and unpaid interest on, all the Convertible Notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. iQIYI may also be required to pay additional interest. Upon the occurrence of a fundamental change, holders of the Convertible Notes will have the right, at their option, to require iQIYI to repurchase all of their Convertible Notes or any portion of the principal amount and accrued and unpaid interests. In the event of a fundamental change, iQIYI may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2021, there was no such event of default or fundamental change.

Accounting for Convertible Senior Notes
As the conversion option may be settled in cash at iQIYI’s option, iQIYI separated the iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes and the iQIYI 2026 Convertible Notes (collectively as the “Convertible Notes”) into liability and equity components in accordance with ASC subtopic 470-20,
Debt with Conversion and Other Options
(“ASC 470-20”). The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the
liability component from the initial proceeds and recorded as additional paid-in capital. The difference between the principal amount of the iQIYI 2023 Convertible Notes and the liability component is considered debt discount and is amortized at an effective interest rate of
7.04
%
to accrete the discounted carrying value of the iQIYI 2023 Convertible Notes to its face value on December 1, 2021, the put date of the iQIYI 2023 Convertible Notes. The difference between the principal amount of the iQIYI 2025 Convertible Notes and the liability component is considered debt discount and is amortized at an effective interest rate of
6.01
%
to accrete the discounted carrying value of the iQIYI 2025 Convertible Notes to its face value on April 1, 2023, the put date of the iQIYI 2025 Convertible Notes. The difference between the principal amount of the iQIYI 2026 Convertible Notes and the liability component is considered debt discount and is amortized at an effective interest rate of
6.94
%
to accrete the discounted carrying value of the iQIYI 2026 Convertible Notes to its face value on August 1, 2024, the put date of the iQIYI 2026 Convertible Notes.
The cost of the 2023 Capped Call and 2025 Capped Call of US$68 million and US$85 million were recorded as a reduction of the Company’s additional paid-in capital and non-controlling interests on the consolidated balance sheets with no subsequent changes in fair value recorded.
The net proceeds from the issuance of the iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes and the iQIYI 2026 Convertible Notes
were US$737 million, US$1.2
b
illion and US$884 million (equivalent to RMB5.8
 b
i
l
lion
), after deducting underwriting discounts and offering expenses of US$13 million, US$21 million and US$16 million (equivalent to RMB103 million
) from the initial proceeds of US$750 million, US$1.2
b
illion and US$900 million, respectively. Debt issuance costs were allocated to the liability and equity components based on the same proportion as the recognized amounts of liability and equity components determined above.
The carrying amount of the Convertible Notes as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Liability component:
Principal	17,954	13,403	2,103
Less: unamortized debt discount	1,275	751	118
Net carrying amount	16,679	12,652	1,985
Equity component:
Carrying amount	1,744	1,793	281

For the years ended December 31, 2019, 2020 and 2021, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component were RMB670 million, RMB799 million and RMB1.1 billion (US$175 million), respectively.
As of December 31, 2021, the liability component of the iQIYI 2025 Convertible Notes and the iQIYI 2026 Convertible Notes would be accreted up to the principal amount of US$1.2 billion and US$900 million over a remaining period of
1.25
 years and
2.59
 years, respectively. The amount repayable within the next twelve months are classified as “Convertible senior notes, current portion” on the consolidated balance sheets.
The aggregate
 amounts upon
scheduled maturities of RMB20 million (US$3 million), RMB7.6 billion (US$1.2 billion) and RMB5.7 billion (US$900 million) of the Convertible Notes will be repaid when they become due in 2023, 2025 and 2026, respectively, assuming there is no conversion of the Convertible Notes, no redemption of the Convertible Notes prior to their maturities and the convertible senior notes bondholders hold the Convertible Notes until their maturities and iQIYI elects to fully settle the Convertible Notes in cash.